Financial instruments and financial risk management - Net gains or losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial instruments and financial risk management
Financial assets measured at Amortized cost (AC)	€ 6,693	€ 2,208
Financial assets measured at FVTPL	3,631
Financial liabilities measured at Amortized cost (AC)	€ (3,699)	€ (3,113)	€ (1,861)